Note 13 - Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance, shares (in shares)	34,857,068	24,926,640	23,326,692
Balance, weighted average exercise price (in dollars per share)	$ 2.05	$ 1.13	$ 0.96
Balance, weighted average remaining contractual life (Year)	2 years 9 months 29 days	6 years 10 months 20 days	6 years 5 months 1 day	6 years 1 month 13 days
Options granted, shares (in shares)	5,611,658	11,537,242	5,333,452
Options granted, weighted average exercise price (in dollars per share)	$ 9.64	$ 3.91	$ 1.52
Options exercised, shares (in shares)	(5,141,331)	(707,888)	(451,953)
Options exercised, weighted average exercise price (in dollars per share)	$ 1.08	$ 0.77	$ 0.19
Options forfeited or expired, shares (in shares)	(4,847,078)	(898,926)	(2,501,900)
Options forfeited or expired, weighted average exercise price (in dollars per share)	$ 0.44	$ 1.32	$ 0.70
Balance, shares (in shares)	30,480,317	34,857,068	24,926,640	23,326,692
Balance, weighted average exercise price (in dollars per share)	$ 3.87	$ 2.05	$ 1.13	$ 0.96
Balance, aggregate intrinsic value	$ 92.6